PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Components of Property and Equipment, Net

	December 31,
	2023	2022

Buildings	$7,621,676	$6,186,373
Furniture, fixtures and equipment	1,187,064	1,112,670
Leasehold improvements	1,094,238	1,080,737
Plant and gaming machinery	259,815	246,255
Transportation	192,151	190,843
Construction in progress	1,491	1,464,866
Freehold land	58,467	56,533

Sub-total	10,414,902	10,338,277
Less: accumulated depreciation and amortization	(4,880,908)	(4,467,372)

Property and equipment, net	$5,533,994	$5,870,905

Reversion Asset Usage Rights
The Reversion Assets that reverted to the Macau government on December 31, 2022, and included in the above table, consisted of the following:

Buildings	$349,129
Furniture, fixtures and equipment	39,008
Plant and gaming machinery	109,901

498,038
Less: accumulated depreciation	(276,581)

$221,457